Deposits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Demand non-interest bearing
Domestic	$ 4,126,635	$ 4,744,299
Foreign	904,210	1,101,756
Total demand non-interest bearing	5,030,845	5,846,055
Savings and interest-bearing demand
Domestic	3,161,411	3,448,717
Foreign	1,207,121	1,297,051
Total savings and interest-bearing demand	4,368,532	4,745,768
$100,000 or more
Time, certificate of deposit	1,867,129
Less than $100,000
Domestic	289,565	276,660
Foreign	268,483	246,832
Total time, certificates of deposit	2,425,177	2,068,184
Total deposits	11,824,554	12,660,007
Savings and interest-bearing demand
Domestic	42,148	9,196	$ 3,268
Foreign	18,189	3,490	842
Total savings and interest-bearing demand	60,337	12,686	4,110
$100,000 or more
Domestic	18,597	5,528	6,652
Foreign	25,471	3,867	3,452
Less than $100,000
Domestic	4,592	1,027	984
Foreign	4,498	735	567
Total time, certificates of deposit	53,158	11,157	11,655
Total interest expense on deposits	113,495	23,843	$ 15,765
Domestic
$100,000 or more
Time, certificate of deposit	763,419	652,073
Foreign
$100,000 or more
Time, certificate of deposit	$ 1,103,710	$ 892,619